RELATED PARTY RELATIONSHIPS (Details) $ in Millions, $ in Millions			12 Months Ended
	Nov. 04, 2019 CAD ($)	Nov. 04, 2019 USD ($)	Mar. 31, 2020 CAD ($)	Mar. 31, 2019 CAD ($)
Disclosure of transactions between related parties [line items]
Unrecognized share of losses of joint ventures			$ 3.3	$ 5.7
Cumulative unrecognised share of losses of joint ventures			16.0	12.7
Cumulative unrecognised share of comprehensive losses of joint ventures			$ 16.1	$ 13.4
Aviation Training Northeast Asia B.V.
Disclosure of transactions between related parties [line items]
Ownership interest in joint venture			50.00%	50.00%
CAE Flight and Simulator Services Korea, Ltd.
Disclosure of transactions between related parties [line items]
Ownership interest in joint venture			50.00%	50.00%
CAE-LIDER Training do Brasil Ltda.
Disclosure of transactions between related parties [line items]
Ownership interest in joint venture			50.00%	50.00%
CAE Melbourne Flight Training Pty Ltd.
Disclosure of transactions between related parties [line items]
Ownership interest in joint venture			50.00%	50.00%
CAE Middle East Pilot Services LLC
Disclosure of transactions between related parties [line items]
Ownership interest in joint venture			49.00%	49.00%
CAE Simulation Technologies Private Limited
Disclosure of transactions between related parties [line items]
Ownership interest in joint venture			50.00%	50.00%
Embraer CAE Training Services LLC
Disclosure of transactions between related parties [line items]
Ownership interest in joint venture			49.00%	49.00%
Emirates-CAE Flight Training LLC
Disclosure of transactions between related parties [line items]
Ownership interest in joint venture			49.00%	49.00%
Flight Training Alliance GmbH
Disclosure of transactions between related parties [line items]
Ownership interest in joint venture			50.00%	50.00%
HATSOFF Helicopter Training Private Limited
Disclosure of transactions between related parties [line items]
Ownership interest in joint venture			50.00%	50.00%
Helicopter Training Media International GmbH
Disclosure of transactions between related parties [line items]
Ownership interest in joint venture			50.00%	50.00%
HFTS Helicopter Flight Training Services GmbH
Disclosure of transactions between related parties [line items]
Ownership interest in joint venture			25.00%	25.00%
JAL CAE Flight Training Co. Ltd.
Disclosure of transactions between related parties [line items]
Ownership interest in joint venture			50.00%	50.00%
National Flying Training Institute Private Limited
Disclosure of transactions between related parties [line items]
Ownership interest in joint venture			51.00%	51.00%
Pegasus Ucus Egitim Merkezi A.S.
Disclosure of transactions between related parties [line items]
Ownership interest in joint venture			49.90%	49.90%
Philippine Academy for Aviation Training Inc.
Disclosure of transactions between related parties [line items]
Ownership interest in joint venture			40.00%	40.00%
Rotorsim s.r.l.
Disclosure of transactions between related parties [line items]
Ownership interest in joint venture			50.00%	50.00%
Rotorsim USA LLC
Disclosure of transactions between related parties [line items]
Ownership interest in joint venture			50.00%	50.00%
SIMCOM Holdings, Inc
Disclosure of transactions between related parties [line items]
Ownership interest in joint venture			50.00%	0.00%
Singapore CAE Flight Training Pte Ltd.
Disclosure of transactions between related parties [line items]
Ownership interest in joint venture			50.00%	50.00%
Directional Aviation Capital
Disclosure of transactions between related parties [line items]
Term of service agreement	15 years	15 years
Equity interests acquired	50.00%	50.00%
Cash transferred	$ 113.5	$ 86.3
AACE Vietnam Limited Liability Company
Disclosure of transactions between related parties [line items]
Ownership interest in subsidiary			100.00%	100.00%
CAE Academia de Aviacion (Espana) S.L.
Disclosure of transactions between related parties [line items]
Ownership interest in subsidiary			100.00%	100.00%
CAE (UK) plc
Disclosure of transactions between related parties [line items]
Ownership interest in subsidiary			100.00%	100.00%
CAE (US) Inc.
Disclosure of transactions between related parties [line items]
Ownership interest in subsidiary			100.00%	100.00%
CAE Aircrew Training Services plc
Disclosure of transactions between related parties [line items]
Ownership interest in subsidiary			76.50%	76.50%
CAE Australia Pty Ltd.
Disclosure of transactions between related parties [line items]
Ownership interest in subsidiary			100.00%	100.00%
CAE Aviation Services Pte Ltd.
Disclosure of transactions between related parties [line items]
Ownership interest in subsidiary			100.00%	100.00%
CAE Aviation Training B.V.
Disclosure of transactions between related parties [line items]
Ownership interest in subsidiary			100.00%	100.00%
CAE Aviation Training Peru S.A.
Disclosure of transactions between related parties [line items]
Ownership interest in subsidiary			100.00%	100.00%
CAE Brunei Multi Purpose Training Centre Sdn Bhd
Disclosure of transactions between related parties [line items]
Ownership interest in subsidiary			60.00%	60.00%
CAE Center Amsterdam B.V.
Disclosure of transactions between related parties [line items]
Ownership interest in subsidiary			100.00%	100.00%
CAE Center Brussels N.V.
Disclosure of transactions between related parties [line items]
Ownership interest in subsidiary			100.00%	100.00%
CAE Centre Copenhagen A/S
Disclosure of transactions between related parties [line items]
Ownership interest in subsidiary			100.00%	100.00%
CAE Centre Hong Kong Limited
Disclosure of transactions between related parties [line items]
Ownership interest in subsidiary			100.00%	100.00%
CAE Centre Oslo AS
Disclosure of transactions between related parties [line items]
Ownership interest in subsidiary			100.00%	100.00%
CAE Centre Stockholm AB
Disclosure of transactions between related parties [line items]
Ownership interest in subsidiary			100.00%	100.00%
CAE CFT B.V.
Disclosure of transactions between related parties [line items]
Ownership interest in subsidiary			100.00%	100.00%
CAE Civil Aviation Training Solutions Inc.
Disclosure of transactions between related parties [line items]
Ownership interest in subsidiary			100.00%	100.00%
CAE Colombia Flight Training S.A.S.
Disclosure of transactions between related parties [line items]
Ownership interest in subsidiary			100.00%	100.00%
CAE Crewing Services Limited
Disclosure of transactions between related parties [line items]
Ownership interest in subsidiary			100.00%	100.00%
CAE El Salvador Flight Training S.A. de C.V.
Disclosure of transactions between related parties [line items]
Ownership interest in subsidiary			99.50%	99.50%
CAE Electronik GmbH
Disclosure of transactions between related parties [line items]
Ownership interest in subsidiary			100.00%	100.00%
CAE Engineering Korlatolt Felelossegu Tarsasag
Disclosure of transactions between related parties [line items]
Ownership interest in subsidiary			100.00%	100.00%
CAE Entrenamiento de Vuelo Chile Limitada
Disclosure of transactions between related parties [line items]
Ownership interest in subsidiary			100.00%	100.00%
CAE Flight & Simulator Services Sdn. Bhd.
Disclosure of transactions between related parties [line items]
Ownership interest in subsidiary			100.00%	100.00%
CAE Flight Training (India) Private Limited
Disclosure of transactions between related parties [line items]
Ownership interest in subsidiary			100.00%	100.00%
CAE Flight Training Center Mexico, S.A. de C.V.
Disclosure of transactions between related parties [line items]
Ownership interest in subsidiary			100.00%	100.00%
CAE GAH Aviation Technology Services Co Ltd
Disclosure of transactions between related parties [line items]
Ownership interest in subsidiary			80.00%	0.00%
CAE Global Academy Évora, SA
Disclosure of transactions between related parties [line items]
Ownership interest in subsidiary			100.00%	100.00%
CAE Healthcare Canada Inc.
Disclosure of transactions between related parties [line items]
Ownership interest in subsidiary			100.00%	100.00%
CAE Healthcare Inc.
Disclosure of transactions between related parties [line items]
Ownership interest in subsidiary			100.00%	100.00%
CAE India Private Limited
Disclosure of transactions between related parties [line items]
Ownership interest in subsidiary			100.00%	100.00%
CAE Integrated Enterprise Solutions Australia Pty Ltd.
Disclosure of transactions between related parties [line items]
Ownership interest in subsidiary			100.00%	100.00%
CAE International Holdings Limited
Disclosure of transactions between related parties [line items]
Ownership interest in subsidiary			100.00%	100.00%
CAE Kuala Lumpur Sdn Bhd
Disclosure of transactions between related parties [line items]
Ownership interest in subsidiary			100.00%	100.00%
CAE Luxembourg Acquisition S.à r.l.
Disclosure of transactions between related parties [line items]
Ownership interest in subsidiary			100.00%	100.00%
CAE Maritime Middle East L.L.C.
Disclosure of transactions between related parties [line items]
Ownership interest in subsidiary			49.00%	49.00%
CAE Middle East L.L.C.
Disclosure of transactions between related parties [line items]
Ownership interest in subsidiary			49.00%	49.00%
CAE Military Aviation Training Inc.
Disclosure of transactions between related parties [line items]
Ownership interest in subsidiary			100.00%	100.00%
CAE New Zealand Pty Ltd.
Disclosure of transactions between related parties [line items]
Ownership interest in subsidiary			100.00%	100.00%
CAE North East Training Inc.
Disclosure of transactions between related parties [line items]
Ownership interest in subsidiary			100.00%	100.00%
CAE Oslo - Aviation Academy AS
Disclosure of transactions between related parties [line items]
Ownership interest in subsidiary			100.00%	0.00%
CAE Oxford Aviation Academy Phoenix Inc.
Disclosure of transactions between related parties [line items]
Ownership interest in subsidiary			100.00%	100.00%
CAE Services Italia S.r.l.
Disclosure of transactions between related parties [line items]
Ownership interest in subsidiary			100.00%	100.00%
CAE Servicios Globales de Instrucción de Vuelo (España), S.L.
Disclosure of transactions between related parties [line items]
Ownership interest in subsidiary			100.00%	100.00%
CAE Shanghai Company, Limited
Disclosure of transactions between related parties [line items]
Ownership interest in subsidiary			100.00%	100.00%
CAE SimuFlite Inc.
Disclosure of transactions between related parties [line items]
Ownership interest in subsidiary			100.00%	100.00%
CAE Simulation Technologies Private Limited
Disclosure of transactions between related parties [line items]
Ownership interest in subsidiary			100.00%	100.00%
CAE Simulator Services Inc.
Disclosure of transactions between related parties [line items]
Ownership interest in subsidiary			100.00%	100.00%
CAE Singapore (S.E.A.) Pte Ltd.
Disclosure of transactions between related parties [line items]
Ownership interest in subsidiary			100.00%	100.00%
CAE South America Flight Training do Brasil Ltda.
Disclosure of transactions between related parties [line items]
Ownership interest in subsidiary			100.00%	100.00%
CAE STS Limited
Disclosure of transactions between related parties [line items]
Ownership interest in subsidiary			100.00%	100.00%
CAE Training & Services Brussels NV
Disclosure of transactions between related parties [line items]
Ownership interest in subsidiary			100.00%	100.00%
CAE Training & Services UK Ltd.
Disclosure of transactions between related parties [line items]
Ownership interest in subsidiary			100.00%	100.00%
CAE Training Norway AS
Disclosure of transactions between related parties [line items]
Ownership interest in subsidiary			100.00%	100.00%
CAE USA Inc.
Disclosure of transactions between related parties [line items]
Ownership interest in subsidiary			100.00%	100.00%
CAE USA Mission Solutions Inc.
Disclosure of transactions between related parties [line items]
Ownership interest in subsidiary			100.00%	100.00%
CAE Verwaltungsgesellschaft mbH
Disclosure of transactions between related parties [line items]
Ownership interest in subsidiary			100.00%	100.00%
Flight Training Device (Mauritius) Ltd.
Disclosure of transactions between related parties [line items]
Ownership interest in subsidiary			100.00%	100.00%
Logitude Oy
Disclosure of transactions between related parties [line items]
Ownership interest in subsidiary			100.00%	100.00%
Oxford Aviation Academy (Oxford) Limited
Disclosure of transactions between related parties [line items]
Ownership interest in subsidiary			100.00%	100.00%
Parc Aviation Engineering Services Ltd.
Disclosure of transactions between related parties [line items]
Ownership interest in subsidiary			100.00%	100.00%
Parc Aviation Limited
Disclosure of transactions between related parties [line items]
Ownership interest in subsidiary			100.00%	100.00%
Parc Aviation UK Ltd
Disclosure of transactions between related parties [line items]
Ownership interest in subsidiary			100.00%	100.00%
Parc Interim Limited
Disclosure of transactions between related parties [line items]
Ownership interest in subsidiary			100.00%	100.00%
Pelesys Aviation Maintenance Training Inc.
Disclosure of transactions between related parties [line items]
Ownership interest in subsidiary			100.00%	29.25%
Pelesys Learning Systems Inc.
Disclosure of transactions between related parties [line items]
Ownership interest in subsidiary			100.00%	45.00%
Presagis Canada Inc.
Disclosure of transactions between related parties [line items]
Ownership interest in subsidiary			100.00%	100.00%
Presagis Europe (S.A.)
Disclosure of transactions between related parties [line items]
Ownership interest in subsidiary			100.00%	100.00%
Presagis USA Inc.
Disclosure of transactions between related parties [line items]
Ownership interest in subsidiary			100.00%	100.00%
Servicios de Instrucción de Vuelo, S.L.
Disclosure of transactions between related parties [line items]
Ownership interest in subsidiary			80.00%	80.00%
SIM-Industries Brasil Administracao de Centros de Treinamento Ltda.
Disclosure of transactions between related parties [line items]
Ownership interest in subsidiary			100.00%	100.00%
SIV Ops Training, S.L.
Disclosure of transactions between related parties [line items]
Ownership interest in subsidiary			80.00%	80.00%